INCOME TAXES (Details Textual) CAD in Millions, $ in Millions	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD
Unrecognized Tax Benefits	CAD 5.7		CAD 4.7	CAD 4.3
Deferred Tax Assets, Valuation Allowance	262.2		CAD 272.0
Canadian Federal [Member]
Operating Loss Carryforwards	35.5
Operating Loss Carryforwards, Valuation Allowance | $		$ 9.3
U S Federal [Member]
Operating Loss Carryforwards	24.5
Operating Loss Carryforwards, Valuation Allowance	CAD 1.0